TAXES BASED ON INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Current:
U.S. federal tax	$ 11.0	$ (19.7)	$ 47.0
State taxes	0.5	0.8	0.2
International taxes	148.1	134.3	111.0
Total	159.6	115.4	158.2
Deferred:
U.S. federal tax	(168.0)	(6.3)	134.8
State taxes	(8.9)	2.3	(3.7)
International taxes	(39.4)	(26.0)	18.4
Total	(216.3)	(30.0)	149.5
(Benefit from) provision for income taxes	$ (56.7)	$ 85.4	$ 307.7